Borrowings - Narratives (Details) $ in Thousands, د.ك in Millions, R$ in Millions, ₦ in Billions															3 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Feb. 22, 2023 USD ($)	Feb. 22, 2023 KWD (د.ك)	Feb. 09, 2023 USD ($)	Feb. 09, 2023 NGN (₦)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 BRL (R$)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Oct. 13, 2022 USD ($) tranche	May 31, 2022 item	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 03, 2024	Mar. 31, 2023 NGN (₦)	Mar. 31, 2023 KWD (د.ك)	Jan. 03, 2023 NGN (₦)	Dec. 31, 2022 USD ($)	Oct. 13, 2022 BRL (R$)	Oct. 03, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Bank loans received															$ 368,096	$ 54,679
Borrowings	$ 3,455,983														3,455,983						$ 3,344,402
Repayments of borrowings, classified as financing activities															264,345	36,667
Interest paid															68,503	$ 54,098
MTN telecom towers in South Africa
Disclosure of detailed information about borrowings [line items]
Number of Towers Acquired | item														5,691
Nigeria 2023 Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount	357,900										$ 270,100				357,900			₦ 165.0		₦ 124.5
Increase in loan facility					$ 62,800	₦ 29.0
Interest rate											20.00%									20.00%
Bank loans received											$ 270,100	₦ 124.5
Borrowings	300,400														$ 300,400			₦ 138.5
Nigeria 2023 Term Loan | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																	18.00%
Nigeria 2023 Term Loan | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																	24.00%
Nigeria 2023 Term Loan | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																	2.50%
Nigeria 2019 Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities									$ 191,600	₦ 88.3
I-Systems facility
Disclosure of detailed information about borrowings [line items]
Notional amount | R$																							R$ 200.0
I-Systems facility, Itau Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 39,300									R$ 200.0
Borrowings, Number of Tranches | tranche													2
I-Systems facility, Tranche I
Disclosure of detailed information about borrowings [line items]
Bank loans received							$ 15,700	R$ 80.0
I-Systems facility, Tranche I | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.45%	2.45%
Calculation period for interest rate basis							252 days	252 days
I-Systems facility, Tranche II
Disclosure of detailed information about borrowings [line items]
Bank loans received	$ 23,600	R$ 120.0
I-Systems facility, Tranche II | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%														2.50%			2.50%	2.50%
Calculation period for interest rate basis	252 days	252 days
IHS Kuwait Limited
Disclosure of detailed information about borrowings [line items]
Notional amount | د.ك																			د.ك 85.0
Bank loans received			$ 1,000	د.ك 0.3
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 66,394														$ 66,394						66,251
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | 3M KIBOR | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%														2.00%			2.00%	2.00%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate	5.63%														5.63%			5.63%	5.63%
Borrowings	$ 505,053														$ 505,053						497,861
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%														6.25%			6.25%	6.25%
Borrowings	$ 505,844														$ 505,844						497,979
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities									34,900	16.1
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Borrowings																					57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Minimum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate	12.50%														12.50%			12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate	18.00%														18.00%			18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities									$ 21,700	₦ 10.0
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 90,000														$ 90,000
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	8.95%														8.95%			8.95%	8.95%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.05%														12.05%			12.05%	12.05%
INT Towers Limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 137,000														$ 137,000
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 136,998														$ 136,998						128,063
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	10.70%														10.70%			10.70%	10.70%
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate	10.70%														10.70%			10.70%	10.70%
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%														12.00%			12.00%	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%														12.00%			12.00%	12.00%
ITNG limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	12.05%														12.05%			12.05%	12.05%
Borrowings	$ 1,000														$ 1,000
ITNG limited, Letters of Credit Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate	12.05%														12.05%			12.05%	12.05%
Borrowings	$ 1,015														$ 1,015						987
Global Independent Connect Limited Letters of Credit maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,100														$ 1,100
Global Independent Connect Limited Letters of Credit maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate	12.05%														12.05%			12.05%	12.05%
Borrowings	$ 75														$ 75						1,330
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	8.97%														8.97%			8.97%	8.97%
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.05%														12.05%			12.05%	12.05%
IHS Holding (2022) Bullet Term Loan Facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 369,199														$ 369,199						368,630
IHS Holding (2022) Bullet Term Loan Facility | CAS + SOFR | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%														3.75%			3.75%	3.75%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 81,444														$ 81,444						82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.05%														3.05%			3.05%	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 79,419														$ 79,419						$ 38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.45%														2.45%			2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%														2.50%			2.50%	2.50%